CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 1,000	$ 9,000	$ 5,435	$ 1,024,195	$ 1,039,630
Beginning balance, shares at Dec. 31, 2019	10,000,000
Dividends paid				(186,084)	(186,084)
Foreign currency translation adjustment			4,735		4,735
Net income for the period				51,429	51,429
Ending balance, value at Mar. 31, 2020	$ 1,000	9,000	10,170	889,540	909,710
Ending balance, shares at Mar. 31, 2020	10,000,000
Beginning balance, value at Dec. 31, 2019	$ 1,000	9,000	5,435	1,024,195	1,039,630
Beginning balance, shares at Dec. 31, 2019	10,000,000
Foreign currency translation adjustment					5,945
Net income for the period					772,783
Ending balance, value at Jun. 30, 2020	$ 1,000	9,000	11,380	1,610,894	1,632,274
Ending balance, shares at Jun. 30, 2020	10,000,000
Beginning balance, value at Mar. 31, 2020	$ 1,000	9,000	10,170	889,540	909,710
Beginning balance, shares at Mar. 31, 2020	10,000,000
Foreign currency translation adjustment			1,210		1,210
Net income for the period				721,354	721,354
Ending balance, value at Jun. 30, 2020	$ 1,000	9,000	11,380	1,610,894	1,632,274
Ending balance, shares at Jun. 30, 2020	10,000,000
Beginning balance, value at Dec. 31, 2020	$ 2,811	332,189	10,573	4,483,462	4,829,035
Beginning balance, shares at Dec. 31, 2020	28,110,000
Foreign currency translation adjustment			(13,766)		(13,766)
Net income for the period				107,312	107,312
Ending balance, value at Mar. 31, 2021	$ 2,811	332,189	(3,193)	4,590,774	4,922,581
Ending balance, shares at Mar. 31, 2021	28,110,000
Beginning balance, value at Dec. 31, 2020	$ 2,811	332,189	10,573	4,483,462	4,829,035
Beginning balance, shares at Dec. 31, 2020	28,110,000
Foreign currency translation adjustment					(8,009)
Net income for the period					414,307
Ending balance, value at Jun. 30, 2021	$ 2,811	332,189	2,564	4,897,769	5,235,333
Ending balance, shares at Jun. 30, 2021	28,110,000
Beginning balance, value at Mar. 31, 2021	$ 2,811	332,189	(3,193)	4,590,774	4,922,581
Beginning balance, shares at Mar. 31, 2021	28,110,000
Foreign currency translation adjustment			5,757		5,757
Net income for the period				306,995	306,995
Ending balance, value at Jun. 30, 2021	$ 2,811	$ 332,189	$ 2,564	$ 4,897,769	$ 5,235,333
Ending balance, shares at Jun. 30, 2021	28,110,000